ACCOUNTS RECEIVABLE AND OTHER - Schedule of Current and Non-Current Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Current	$ 13,862	$ 11,911
Non-current	4,607	5,020
Accounts receivable and other	$ 18,469	$ 16,931